CONCENTRATIONS OF RISK	12 Months Ended
Mar. 31, 2024
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISK

NOTE – 14 CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a)	Major customers

For the years ended March 31, 2022 and 2023, there were no individual customer who accounted for 10% or more of the Company’s revenues and its outstanding receivable balances as at year-end dates

For the years ended March 31, 2024, there was a single customer who accounted for 13% of the Company’s revenue and its outstanding receivable balances was nil as at year-end dates.

Most of the customers are located in Hong Kong.

(a)	Major vendors

For the years ended March 31, 2022, there was a single vendor (related party) who accounted for 40% of the Company’s direct cost amounting to HKD2,973,970 and its outstanding payable balances of HKD1,275,045 as at year end date.

For the years ended March 31, 2023 and 2024, there were no individual vendor who accounted for 10% or more of the Company’s direct cost and its outstanding payable balances as at year-end dates.

Most of the vendors are located in Hong Kong.

(b)	Credit risk

Financial instruments that potentially subject the Company to credit risk consist of cash equivalents, accounts and loans receivable. Cash equivalents are maintained with high credit quality institutions, the composition and maturities of which are regularly monitored by management. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD500,000 (approximately USD64,102) if the bank with which an individual/a company hold its eligible deposit fails. As of March 31, 2023 and 2024, cash balance of HKD530,206 and HKD43,112,523 (USD5,527,247) was maintained at financial institutions in Hong Kong, of which none of the cash balance was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2022, 2023 AND 2024

For accounts receivable, the Company determines, on a continuing basis, the probable losses and sets up an allowance for expected credit losses based on the estimated realizable value. The Company has adopted a policy of only dealing with creditworthy counterparties. The Company performs ongoing credit evaluation of its counterparties’ financial condition and generally do not require a collateral. The Company also considers the probability of default upon initial recognition of asset and whether there has been a significant increase in credit risk on an ongoing basis throughout each reporting period.

The Company has determined the default event on a financial asset to be when internal and/or external information indicates that the financial asset is unlikely to be received, which could include default of contractual payments due for more than 90 days, default of interest due for more than 365 days or there is significant difficulty of the counterparty. To minimize credit risk, the Company has developed and maintained its credit risk grading to categorize exposures according to their degree of risk of default. The credit rating information is supplied by publicly available financial information and the Company’s own trading records to rate its major customers and other debtors.

As of March 31, 2023 and 2024, there was no single customer whose account receivable balance is amounted to 10% or more of the total consolidated amounts.

(c)	Interest rate risk

As the Company has no significant interest-bearing assets, the Company’s income and operating cash flows are substantially independent of changes in market interest rates.

(d)	Economic and political risk

The Company’s major operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Company’s business, financial condition, and results of operations.

(e)	Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of HKD converted to USD on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

(f)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s policy is to ensure that it has sufficient cash to meet its liabilities when they become due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation. A key risk in managing liquidity is the degree of uncertainty in the cash flow projections. If future cash flows are fairly uncertain, the liquidity risk increases.